As filed with the Securities and Exchange Commission on September 29, 2004
                                     Investment Company Act file number 811-4265

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                   Connecticut Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: 1/31

Date of reporting period: 07/31/04

--------------------------------------------------------------------------------

CONNECTICUT
DAILY TAX FREE                            600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND, INC.                                                  (212)830-5200

================================================================================






Dear Shareholder:

We are pleased to present the semi-annual report of Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") for the period February 1, 2004 through July 31, 2004.

The Fund had net assets of $134,753,983 and 422 active shareholders as of July 31, 2004.

Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,



\s\Steven W. Duff



Steven W. Duff
President













--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED JULY 31, 2004
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2004 through July 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------------------
                                    Beginning Account Value    Ending Account Value       Expenses Paid During the
 Class A & JPMorgan Select Shares           2/1/04                    7/31/04                     Period*
----------------------------------------------------------------------------------------------------------------------
Actual                                     $1,000.00                 $1,000.40                     $4.58
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before             $1,000.00                 $1,040.80                     $4.67
expenses)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                    Beginning Account Value    Ending Account Value       Expenses Paid During the
          Class B Shares                    2/1/04                    7/31/04                     Period*
----------------------------------------------------------------------------------------------------------------------
Actual                                     $1,000.00                 $1,001.30                     $3.68
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before             $1,000.00                 $1,042.60                     $3.76
expenses)
----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 0.92%, 0.74% and 0.92% for the Class A, Class B and JPMorgan Select Shares, respectively, multiplied by the average account value over the period (February 1, 2004 through July 31, 2004), multiplied by 182/366 (to reflect the six month period).


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
JULY 31, 2004
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity               Value                Standard
    Amount                                                                        Date     Yield     (Note 1)     Moody's   & Poor's
    ------                                                                        ----     -----      ------      -------  ---------
Put Bonds (b) (5.19%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Connecticut State GO - Series 515                                 03/24/05     1.10%   $ 2,000,000   VMIG-1
  4,995,000   Connecticut State P-Float PA 347                                  11/18/04     1.10      4,995,000              A1+
-----------                                                                                          -----------
  6,995,000   Total Put Bonds                                                                          6,995,000
-----------                                                                                          -----------
Tax Exempt Commercial Paper (3.71%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   State of Connecticut HEFA RB (Yale University)                    09/08/04     1.10%   $ 5,000,000   VMIG-1     A1+
-----------                                                                                          -----------
  5,000,000   Total Tax Exempt Commercial Paper                                                        5,000,000
-----------                                                                                          -----------
Tax Exempt General Obligation Notes & Bonds (23.43%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,290,000   Bristol, CT BAN (c)                                               10/15/04     1.15%   $ 3,299,012
  2,000,000   Connecticut State GO Refunding Bond (c)                           04/15/05     1.16      2,053,599
  2,015,000   Franklin, CT BAN (c)                                              05/11/05     1.25      2,026,561
  1,000,000   Houston, TX Independent School District
              (Limited Tax Schoolhouse)                                         06/15/05     1.73      1,000,000   VMIG-1     A1+
  2,000,000   Manchester, CT Temporary Notes (c)                                07/06/05     1.10      2,021,009
  3,000,000   Milford, CT BAN                                                   11/05/04     1.23      3,001,941   MIG-1     SP-1+
  4,270,000   Monroe, CT BAN (c)                                                04/06/05     1.40      4,294,352
  2,640,000   New Haven, CT GO (c)
              Insured by FGIC                                                   11/01/04     0.98      2,666,455
  1,295,000   Norwalk, CT GO Refunding Bond (c)                                 01/15/05     0.94      1,301,197
  4,685,000   Puerto Rico Industrial Medical & Environmental PCFA (c)
              (Merck & Co. Project) - Series 1883A                              12/01/04     1.25      4,685,000
    220,000   Puerto Rico Industrial Medical & Environmental PCFA (c)
              (Merck & Co. Project) - Series 1883A                              12/01/04     1.25        220,000
  3,000,000   Regional School District No. 10 BAN (c)                           12/15/04     0.90      3,000,762
  2,000,000   State of Texas TRAN                                               08/31/04     1.12      2,001,427   MIG-1     SP-1+
-----------                                                                                          -----------
 31,415,000   Total Tax Exempt General Obligation Notes & Bonds                                       31,571,315
-----------                                                                                          -----------
Variable Rate Demand Instruments (d) (64.38%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,110,000   Bridgeport, CT GO 2000A ROCs II - Series R
              Insured by FGIC                                                   07/15/16     1.08%   $ 5,110,000   VMIG-1
  5,000,000   Commonwealth of Puerto Rico GDB
              Insured by MBIA Insurance Corp.                                   12/01/15     1.02      5,000,000   VMIG-1     A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JULY 31, 2004
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity               Value                Standard
   Amount                                                                         Date     Yield     (Note 1)     Moody's  & Poor's
   ------                                                                         ----     -----      ------      -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,200,000   Connecticut Development Authority Refunding Airport Hotel RB
              (Bradley Airport Hotel Project) - Series 1997A
              LOC KBC Bank                                                      03/01/17     1.08%   $ 2,200,000   VMIG-1
  1,000,000   Connecticut Development Authority Refunding Airport Hotel RB
              (Bradley Airport Hotel Project) - Series 1997B
              LOC JPMorgan Chase & Co.                                          03/01/17     1.08      1,000,000   VMIG-1
  5,000,000   Connecticut Development Authority Solid Waste Disposal
              (PJ Rand / Whitney Project)
              LOC Bank of Montreal                                              08/01/23     1.13      5,000,000   VMIG-1    A1+
  7,000,000   Connecticut HEFA RB (Kingswood-Oxford School Issue)
              LOC Allied Irish Bank                                             07/01/30     1.06      7,000,000   VMIG-1
  3,366,000   Connecticut Housing Authority - Series 1989D
              Guaranteed by Federal Home Loan Bank                              11/15/24     1.17      3,366,000   VMIG-1    A1+
  1,670,000   Connecticut State Development Authority IDRB
              (Acucut Inc. Project) (c)
              LOC First Union National Bank                                     06/01/18     1.25      1,670,000
  6,000,000   Connecticut State Development Authority IDRB
              (Gerber Scientific Incorporated)
              LOC Wachovia Bank & Trust Co., N.A.                               12/01/14     1.06      6,000,000             A1+
  4,365,000   Connecticut State HEFA
              (Central Connecticut Coast YMCA) - Series 2003
              LOC Citizens Bank                                                 07/01/33     1.06      4,365,000   VMIG-1
  5,000,000   Connecticut State HEFA (Eastern Connecticut Health) - Series B
              LOC Comerica Bank                                                 07/01/34     1.09      5,000,000   VMIG-1    A1+
  7,340,000   Connecticut State HEFA (Quinnipiac University) - Series 2003
              LOC JPMorgan Chase & Co.                                          07/01/23     1.00      7,340,000   VMIG-1    A1+
  3,000,000   Connecticut State HEFA (St. Francis Hospital) (c)
              Insured by FGIC                                                   07/01/23     1.14      3,000,000
  1,500,000   Connecticut State HEFA RB (Edgehill) - Series C
              LOC KBC Bank                                                      07/01/27     1.06      1,500,000   VMIG-1
  5,000,000   Connecticut State HEFA RB (Hartford University) - Series F
              LOC Citizens Bank                                                 07/01/34     1.08      5,000,000   VMIG-1    A1+
  5,015,000   Connecticut State HEFA RB Putters - Series 215Z                   07/01/30     1.09      5,015,000             A1+
  2,300,000   Connecticut State HFA (Housing Mortgage Finance Program B-3)
              Insured by AMBAC Indemnity Corp.                                  05/15/33     1.10      2,300,000   VMIG-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
     Face                                                                        Maturity              Value                Standard
   Amount                                                                          Date     Yield     (Note 1)     Moody's  & Poor's
   ------                                                                          ----     -----      ------      -------  --------
Variable Rate Demand Instruments  (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Connecticut State Special Tax Obligation RB
              (Second Lien Transportation Infrastructure)
              Insured by FSA                                                    12/01/10     1.09%   $ 2,000,000     P1     A1+
  1,790,000   Connecticut State Special Tax Obligation RB
              (Second Lein Transportation Infrastructure) - Series 2000
              Insured by FGIC                                                   09/01/20     1.09      1,790,000   VMIG-1   A1+
  1,000,000   Gulf Coast Waste Disposal Authority, TX (Amoco Oil Co.)           05/01/24     1.15      1,000,000   VMIG-1   A1+
    440,000   New Britain, CT GO - Series B (c)
              Insured by AMBAC Indemnity Corp.                                  04/01/20     1.04        440,000
  1,000,000   Puerto Rico Commonwealth Infrastructure Financing Authority       04/01/27     1.01      1,000,000            A1+
  3,000,000   Puerto Rico Electric Power Authority - Series SG A43
              Insured by MBIA Insurance Corp.                                   07/01/22     1.10      3,000,000            A1+
  2,695,000   Puerto Rico PFC 1998 Series A Bonds
              (Commonwealth Appropriation Bonds)
              Insured by AMBAC Indemnity Corp.                                  06/01/26     1.08      2,695,000            A1
  3,365,000   Puerto Rico PFC P-Floats PA 843
              Insured by FSA                                                    07/01/16     1.07      3,365,000            A1+
  1,600,000   State of Connecticut HEFA
              (Hospital of Saint Raphael Project) - Series K
              LOC KBC Bank                                                      07/01/22     1.07      1,600,000   VMIG-1
-----------                                                                                         ------------
 86,756,000   Total Variable Rate Demand Instruments                                                  86,756,000
-----------                                                                                         ------------
              Total Investments (96.71%) (cost $130,322,315+)                                        130,322,315
              Cash and other assets net of liabilities (3.29%)                                         4,431,668
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $134,753,983
                                                                                                    ============
              Net Asset Value, offering and redemption price per share:
              Class A shares,         77,262,527 shares outstanding (Note 3)                        $       1.00
                                                                                                    ============
              Class B shares,         22,382,649 shares outstanding (Note 3)                        $       1.00
                                                                                                    ============
              JPMorgan Select shares, 35,127,117 shares outstanding (Note 3)                        $       1.00
                                                                                                    ============


             +    Aggregate cost for federal income tax purposes is identical.


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JULY 31, 2004
(UNAUDITED)
================================================================================

FOOTNOTES:


(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who issues the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line o credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     BAN     =  Bond Anticipation Note                               IDRB   =   Industrial Development Revenue Bond
     FGIC    =  Financial Guaranty Insurance Company                 LOC    =   Letter of Credit
     FSA     =  Financial Security Assurance                         PCFA   =   Pollution Control Finance Authority
     GDB     =  Government Development Bond                          PFC    =   Public Finance Corporation
     GO      =  General Obligation                                   RB     =   Revenue Bond
     HEFA    =  Health and Education Facilities Authority            ROCs   =   Reset Option Certificates
     HFA     =  Housing Finance Authority                            TRAN   =   Tax and Revenue Anticipation Note

Breakdown of Portfolio Holdings by State:


--------------------------------------------------------------------------------
         State                   Value             % of Portfolio
--------------------------------------------------------------------------------
  Connecticut                 $106,355,888              81.61%
  Puerto Rico                   19,965,000              15.32%
  Texas                          4,001,427               3.07%
--------------------------------------------------------------------------------
  Total                       $130,322,315             100.00%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JULY 31, 2004
(UNAUDITED)
================================================================================

INVESTMENT INCOME

Income:
  Interest...................................................................................$         690,943
                                                                                              ----------------
Expenses: (Note 2)

   Investment management fee.................................................................          206,019

   Administration fee........................................................................          144,214

   Shareholder servicing fee (Class A shares)................................................           78,771

   Shareholder servicing fee (JPMorgan Select shares)........................................           36,642

   Custodian expenses........................................................................            5,533

   Shareholder servicing and related shareholder expenses+...................................           43,778

   Legal, compliance and filing fees.........................................................           41,361

   Audit and accounting......................................................................           56,615

   Directors' fees and expenses..............................................................            5,250

   Other.....................................................................................            5,863
                                                                                               ---------------
       Total expenses........................................................................          624,046

       Less: Expenses paid indirectly (Note 2)...............................................(             380)

             Fees waived (Note 2)............................................................(          10,425)
                                                                                               ---------------
       Net expenses..........................................................................          613,241
                                                                                               ---------------
   Net investment income.....................................................................           77,702

REALIZED GAIN ON INVESTMENTS

Net realized gain on investments.............................................................              -0-
                                                                                               ---------------
Increase in net assets from operations.......................................................$          77,702
                                                                                               ===============

+ Includes class specific transfer agency expenses of $19,716, $5,483, $9,172 for Class A, Class B, and JPMorgan Select shares, respectively.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================




                                                                           Six Months
                                                                              Ended                      Year
                                                                          July 31, 2004                  Ended
                                                                           (Unaudited)              January 31, 2004
                                                                        ---------------             ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income......................................        $         77,702           $         259,257

     Net realized gain on investments...........................                     -0-                       1,013
                                                                        ----------------           -----------------
Increase in net assets from operations..........................                  77,702                     260,270

Dividends to shareholders from net investment income*:
     Class A shares.............................................        (         33,372)          (         120,291)
     Class B shares.............................................        (         28,973)          (          68,196)
     JPMorgan Select shares.....................................        (         15,357)          (          70,770)
Distributions to shareholders from realized gains on investments:
     Class A shares.............................................                     -0-           (             568)
     Class B shares.............................................                     -0-           (             168)
     JPMorgan Select shares.....................................                     -0-           (             277)
Capital share transactions (Note 3):
     Class A shares.............................................               2,341,918           (       5,552,952)
     Class B shares.............................................        (        356,015)          (       4,853,315)
     JPMorgan Select shares.....................................        (        310,414)          (      37,553,339)
                                                                         ---------------            ----------------
     Total increase (decrease)..................................               1,675,489           (      47,959,606)
Net assets:
     Beginning of period........................................             133,078,494                 181,038,100
                                                                         ---------------            ----------------
     End of period..............................................        $    134,753,983           $     133,078,494
                                                                         ===============            ================

     Undistributed net investment income........................        $            -0-           $             -0-
                                                                         ===============            ================

*    Designated as exempt-interest dividends for federal income tax purposes.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting  Policies

Connecticut Daily Tax Free Income Fund, Inc.is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a tax-exempt money market fund and has three classes of stock authorized, Class A, Class B and JPMorgan Select shares. The Class A and JPMorgan Select shares are subject to a service fee pursuant to the Fund's Distribution and Service Plans. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of ..30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to Distribution Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into Distribution Agreements covering all classes and Shareholder Servicing Agreements, only with respect to Class A and JPMorgan Select shares of the Fund. For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect only to the Class A and JPMorgan Select shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the period ended July 31, 2004, the Distributor voluntarily waived the following fees:
Shareholder  servicing  fees -  Class  A                $  7,099
Shareholder servicing fees - JPMorgan Select shares     $  3,326

The Distributor has no right to recoup prior fee waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $250 per meeting attended.

Included in the statement of operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $34,529 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as transfer agent for the Fund.

For the period ended July 31, 2004, the Fund had expense offsets of $380 from Shareholder servicing and related shareholder expenses.

3. Capital Stock

At July 31, 2004, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $134,753,983. Transactions in capital stock, all at $1.00 per share, were as follows:


                                                  Six Months
                                                     Ended                              Year
  Class A shares                                 July 31, 2004                          Ended
  --------------                                  (Unaudited)                       January 31, 2004
                                                 -------------                      ----------------

  Sold.................................             95,528,389                        198,241,061
  Issued on reinvestment of dividends..                 23,924                            105,380
  Redeemed.............................         (   93,210,395)                    (  203,899,393)
                                                 -------------                      -------------
  Net increase (decrease)..............              2,341,918                     (    5,552,952)
                                                 =============                      =============


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

3. Capital Stock (Continued)

                                                       Six Months
                                                         Ended                           Year
   Class B shares                                     July 31, 2004                     Ended
   --------------                                      (Unaudited)                 January 31, 2004
                                                     --------------                ----------------

   Sold...................................              111,183,661                   190,405,612
   Issued on reinvestment of dividends....                   27,583                        72,010
   Redeemed...............................           (  111,567,259)               (  195,330,937)
                                                      -------------                 -------------
   Net (decrease).........................           (      356,015)               (    4,853,315)
                                                      =============                 =============

   JPMorgan Select shares
   ----------------------

   Sold...................................               33,508,917                    43,484,151
   Issued on reinvestment of dividends....                   14,437                        79,058
   Redeemed...............................           (   33,833,768)               (   81,116,548)
                                                      -------------                 -------------
   Net (decrease) increase................           (      310,414)               (   37,553,339)
                                                      =============                 =============

4. Liabilities
At July 31, 2004, the Fund had the following liabilities:
Fees payable to Affiliates*...............            $      71,885
Dividends payable.........................                   10,350
Accrued other payables....................                   88,676
                                                      -------------
   Total liabilities......................            $     170,911
                                                      =============

* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

5. Tax Information

The tax character of distributions paid from realized gains during the year ended January 31, 2004, consisted of $1,013 in ordinary income.

At January 31, 2004, the Fund had undistributed ordinary and tax exempt income of $1,013 and $4,669, respectively, for income tax purposes included in dividends payable.

6. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of Connecticut and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 63% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

7. Financial Highlights


                                                     Six Months
Class A shares                                         Ended                       Year Ended January  31,
--------------                                     July 31, 2004   ----------------------------------------------------
                                                    (Unaudited)      2004       2003       2002       2001       2000
                                                    -----------    --------   --------   --------   --------   --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............      $  1.00      $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                      --------     --------   --------   --------   --------   --------
Income from investment operations:
     Net investment income......................         0.000        0.001      0.005      0.017      0.030      0.023
     Net realized and unrealized gain (loss)
        on investments..........................          --          0.000      0.000      0.000       --        0.000
                                                      --------     --------    -------   --------   --------   --------
     Total from investment operations...........         0.000        0.001      0.005      0.017      0.030      0.023
Less distributions from:
     Dividends from net investment income.......      (  0.000)    (  0.001)   ( 0.005)  (  0.017)  (  0.030)  (  0.023)
     Net realized gains on investments..........          --          0.000      0.000       --         --         --
                                                      --------     --------    -------    -------    -------   --------
Total distributions.............................      (  0.000)    (  0.001)   ( 0.005)  (  0.017)  (  0.030)  (  0.023)
                                                      --------     --------    -------   --------   --------   --------
Net asset value, end of period..................      $   1.00     $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                      ========     ========   ========   ========   ========   ========
Total Return....................................          0.04%(a)     0.15%     0.54%      1.73%      3.03%      2.31%
Ratios/Supplemental Data
Net assets, end of period (000)                       $ 77,252     $ 74,910   $  80,465  $  73,847  $ 100,790  $ 100,554
Ratios to average net assets:
     Expenses (net of fees waived) (b)..........          0.92%(c)    0.93%      0.91%      0.86%      0.86%      0.86%
     Net investment income......................          0.08%(c)    0.15%      0.53%      1.83%      2.98%      2.26%
     Shareholder servicing fees waived..........          0.02%(c)    0.02%      0.00%      0.00%      0.00%      0.00%
     Expenses paid indirectly...................          0.00%(c)    0.00%      0.00%      0.00%      0.00%      0.00%

(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================
7. Financial Highlights (Continued)

                                                     Six Months
Class B shares                                         Ended                       Year Ended January  31,
--------------                                     July 31, 2004   ----------------------------------------------------
                                                    (Unaudited)      2004       2003       2002       2001       2000
                                                    -----------    --------   --------   --------   --------   --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............      $  1.00      $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                      --------     --------   --------   --------   --------   --------
Income from investment operations:
     Net investment income......................         0.001        0.003      0.007      0.020      0.032      0.025
     Net realized and unrealized gain (loss)
        on investments..........................          --          0.000      0.000      0.000      --         0.000
                                                      --------     --------   --------   --------   --------   --------
     Total from investment operations...........         0.001        0.003      0.007      0.020      0.032      0.025
Less distributions from:
     Dividends from net investment income.......      (  0.001)    (  0.003)  (  0.007)  (  0.020)  (  0.032)  (  0.025)
     Net realized gains on investments..........          --          0.000      0.000       --         --         --
                                                      --------     --------   --------   --------   --------   --------
Total distributions.............................      (  0.001)    (  0.003)  (  0.007)  (  0.020)  (  0.032)  (  0.025)
                                                      --------     --------   --------   --------   --------   --------
Net asset value, end of period..................      $  1.00      $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                      ========     ========   ========   ========   ========   ========
Total Return....................................         0.13%(a)     0.33%      0.75%      1.97%      3.25%      2.50%
Ratios/Supplemental Data
Net assets, end of period (000).................      $ 22,379     $ 22,735   $ 27,589   $ 31,453   $ 33,901   $ 10,628
Ratios to average net assets:
     Expenses (net of fees waived) (b)..........        0.74%(c)      0.76%      0.70%      0.63%      0.65%      0.67%
     Net investment income......................        0.26%(c)      0.32%      0.75%      1.98%      3.12%      2.49%
     Expenses paid indirectly...................        0.00%(c)      0.00%      0.00%      0.00%      0.00%      0.00%

(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

7. Financial Highlights (Continued)


                                                                                                                    July 30, 1999
JPMorgan Select shares                           Six Months Ended               Year Ended January 31,            (Commencement of
----------------------                             July 31, 2004     -----------------------------------------      Offering) to
                                                    (Unaudited)       2004       2003         2002       2001     January 31, 2000
                                                     ---------       ------     ------       ------     ------    ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............      $  1.00        $  1.00    $   1.00     $  1.00    $  1.00     $  1.00
                                                      --------       --------   ---------    --------   --------    --------
Income from investment operations:
     Net investment income......................         0.000          0.001       0.005       0.017      0.030       0.012
     Net realized and unrealized gain (loss)
        on investments..........................         --             0.000       0.000       0.000        --        0.000
                                                      --------       --------   ---------     --------  ---------      ------
     Total from investment operations...........         0.000          0.001       0.005       0.017      0.030       0.012
Less distributions from:
     Dividends from net investment income.......      (  0.000)     (   0.001)  (   0.005)    ( 0.017)  (  0.030)    ( 0.012)
     Net realized gains on investments..........          --            0.000       0.000        --         --          --
                                                      --------      ---------   ---------     --------  --------     --------
Total distributions.............................      (  0.000)     (   0.001)  (   0.005)    (  0.017) (  0.030)    ( 0.012)
                                                      --------      ---------   ---------     --------  --------     -------
Net asset value, end of period..................      $  1.00       $    1.00   $   1.00      $  1.00   $  1.00      $ 1.00
                                                      ========      =========   =========     ========  ========     =======
Total Return....................................         0.04%(a)       0.15%       0.54%        1.73%     3.03%        1.23%(a)
Ratios/Supplemental Data
Net assets, end of period (000).................      $ 35,123      $ 35,433    $ 72,984      $ 68,830  $ 64,067     $ 40,983
Ratios to average net assets:
     Expenses (net of fees waived) (b)..........         0.92%(c)       0.93%       0.91%        0.86%     0.86%        0.86%(c)
     Net investment income......................         0.08%(c)       0.15%       0.53%        1.83%     2.98%        2.26%(c)
     Shareholder servicing fees waived..........         0.02%(c)       0.02%       0.00%        0.00%     0.00%        0.00%(c)
     Expenses paid indirectly...................         0.00%(c)       0.00%       0.00%        0.00%     0.00%        0.00%(c)

(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================
ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund will be required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters beginning with its third quarter ending on October 31, 2004. Once filed, the Fund's Form N-Q will be available without charge on the SEC's website (http//www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxing voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund toll free at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------














CONNECTICUT
DAILY
TAX FREE
INCOME
FUND, INC.























                               Semi-Annual Report
                                  July 31, 2004
                                   (Unaudited)


















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------












------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------



Connecticut Daily Tax Free Income Fund, Inc.
   600 Fifth Avenue
   New York, New York 10020


Manager
   Reich & Tang Asset Management, LLC
   600 Fifth Avenue
   New York, New York 10020


Custodian
   The Bank of New York
   100 Church Street, 10th Floor
   New York, New York 10286


Transfer Agent &
Dividend Disbursing Agent
   Reich & Tang Services, Inc.
   600 Fifth Avenue
   New York, New York 10020






CT7/04S
--------------------------------------------------------------------------------

ITEM 2: CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11: EXHIBITS

(a)(1)   Not Applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                      SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Connecticut Daily Tax Free Income Fund, Inc.

By (Signature and Title)*       /s/ Rosanne Holtzer
                                    Rosanne Holtzer, Secretary
Date September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Steven W. Duff
                                    Steven W. Duff, President
Date September 29, 2004

By (Signature and Title)*       /s/ Richard De Sanctis
                                    Richard DeSanctis, Treasurer
Date September 29, 2004

* Print the name and title of each signing officer under his or her signature.